Earning Per Share (Tables)	3 Months Ended
Mar. 31, 2013
Earnings Per Share (Tables) [Abstract]
Schedule of Earning per Share
	For the three months ended March 31,

	2013	2012
Numerators:
Net income attributable to shareholders of FMC-AG & Co. KGaA	$225,499	$370,498
less:
Dividend preference on Preference shares	26	26
Income available to all classes of shares	$225,473	$370,472

Denominators:
Weighted average number of:
Ordinary shares outstanding	302,773,218	300,205,126
Preference shares outstanding	3,973,333	3,966,001
Total weighted average shares outstanding	306,746,551	304,171,127
Potentially dilutive Ordinary shares	1,131,149	2,423,102
Potentially dilutive Preference shares	13,681	19,063
Total weighted average Ordinary shares outstanding assuming dilution	303,904,367	302,628,228
Total weighted average Preference shares outstanding assuming dilution	3,987,014	3,985,064

Basic income per Ordinary share	$0.74	$1.22
Fully diluted income per Ordinary share	$0.73	$1.21